Other Current Assets and Accrued Income - Summary of Other Current Assets (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current prepayments and current accrued income including current contract assets [abstract]
Prepaid and other CMC, research and clinical expenses	SFr 1,586	SFr 674
Prepaid expenses	1,207	119
VAT	165	150
Other receivables	1	1
Total	SFr 2,959	SFr 944